Commitments and Contingencies Unfunded Commitments to Extend Credit - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unfunded Commitments to Extend Credit
Other Commitment, Due in Next Twelve Months	$ 400	$ 3,308
Other Commitment, Due in Second Year	3,308
Other Commitment Percentage Increase In Year Three	5.00%	5.00%
Other Commitment Percentage Increase in Year Two		5.00%
Loan Purchase Commitments
Unfunded Commitments to Extend Credit
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset		$ 84,134